Label	Element	Value
C000028733 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[1]
C000028733 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[1]
C000028733 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.60%	[1]
C000028733 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.50%	[1]
C000028733 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	35.60%	[1]
C000028733 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.20%	[1]
C000028734 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.90%	[2]
C000028734 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.70%	[2]
C000028734 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	8.60%	[2]
C000028734 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.50%	[2]
C000028734 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	35.60%	[2]
C000028734 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	2.20%	[2]

[1]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[2]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.